Share-Based Compensation Plans	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans

On October 4, 2011, the Company’s shareholders approved the 2011 Omnibus Incentive Plan (the “Plan”), which succeeds the Company’s 2006 Stock Incentive Plan and provided for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company’s related entities.  On June 25, 2012, the Company’s shareholders approved an amendment to the Plan that increased the number of shares reserved for issuance under the Plan to 13,675,000 of which 3,783,797 remain available for future grant as of March 31, 2016.

Stock Options

Outstanding stock options consist of grants made to the Company’s directors and employees under share-based compensation plans that have been approved by the Company’s shareholders.  All outstanding options issued prior to 2014 have original terms that range from five to ten years and are either fully vested and exercisable at the date of grant or vest ratably over three to ten years. During 2014, there were 5,510,035 stock options granted to certain Company executive managers. The options granted during 2014 ratably vest over a four year period between 2015 and 2018, and expire in August 2021. There were no stock options granted during the three months ended March 31, 2016. A summary of the Company’s stock option activity and related information for the three months ended March 31, 2016 is as follows:

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Contractual Term in Years

			(in thousands)
Balance at December 31, 2015	3,566,894	$2.31	$760	5.68
Granted	—	—
Forfeited and canceled	—	—
Expired	(78,165)	2.54
Balance at March 31, 2016	3,488,729	$2.30	$498	5.44
Options exercisable at
March 31, 2016	1,306,488	$3.40	$193	5.42

As of March 31, 2016, there was $1.7 million of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 1.70 years.

Restricted Stock Units

The Company granted restricted stock units ("RSUs") to non-employee directors and certain employees as part of incentive programs.  The restricted stock units are settled in Common Stock of the Company and will generally vest over a range of one to four years. Grants of these awards were valued based on the closing price on the day of grant.  Compensation expense for outstanding restricted stock units is recognized ratably over the vesting periods of the awards.  The restricted stock units are not eligible to receive dividends or dividend equivalence until the RSUs are settled in Common Stock of the Company.  At that time, the participant will be entitled to all the same rights as a shareholder of the Company.

A summary of the Company’s unvested restricted stock unit activity and related information for the three months ended March 31, 2016 is as follows.

	Number of Unvested Awards	Weighted-Average Grant Date Fair Value

Balance at December 31, 2015	954,034	1.66
Granted	—	—
Vested	(69,639)	1.69
Forfeited and canceled	—	—
Balance at March 31, 2016	884,395	$1.66

Since the establishment of the Plan, there are 2,032,240 restricted stock units that have fully vested, of which 1,466,281 have settled in Common Stock of the Company as of March 31, 2016.

As of March 31, 2016, there was $972 thousand of total unrecognized compensation cost related to restricted stock units.  That cost is expected to be recognized over a weighted-average period of 1.36 years.

Compensation cost relating to share-based awards is accounted for in the consolidated financial statements based on the fair value of the share-based award.  Share-based compensation expense recognized in the consolidated statements of operations for the three months ended March 31, 2016 and 2015 was as follows.

(in thousands)	March 31, 2016	March 31, 2015
Expense recognized:
Related to stock options	$176	$332
Related to restricted stock units	244	243